Deferred revenue (Tables)	3 Months Ended
Nov. 30, 2025
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2025	$3,408
Drawdown	16,471
Accretion of deferred revenue (Notes 19 and 23)	59
Revenue recognized	(15,807)
As at November 30, 2025	$4,131